Equity Awards and Instruments - Incentive Plan Narrative (Details) - 2020 Incentive Award Plan - Class B Common Stock - shares	Sep. 30, 2020	Sep. 22, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares)		25,000,000
Percent of outstanding shares annual increase for authorized amount, minimum		1.00%
Number of shares awarded (in shares)	0